Interest Expense, Net	12 Months Ended
Jun. 30, 2025
Interest Expense, Net [Abstract]
INTEREST EXPENSE, NET

NOTE 18 — INTEREST EXPENSE, NET

The following table shows the details of net interest income (expense) for the fiscal years ended June 30, 2025, 2024 and 2023:

	2025	2024	2023
Interest expense	$(472,656)	$(394,245)	$(404,495)
Interest income	177	1,830	59,453
Total interest expense, net	$(472,479)	$(392,415)	$(345,042)